DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION

Organization and principal activities

Cloopen Group Holding Limited (“the Company”), through its wholly-owned subsidiaries, consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively referred to as “the Group”), is principally engaged in providing integrated communication services based on cloud computing technology. The Group’s principal operations and geographic markets are mainly in the People’s Republic of China (“PRC”).

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIE and VIE’s subsidiaries.

The VIE arrangements

The Group operates its cloud communication business in the PRC through Beijing Ronglian Yitong Information Technology Co., Ltd. (“Ronglian Yitong”, or the “VIE”), a limited liability company established under the laws of the PRC on March 31, 2009. Ronglian Yitong and its subsidiaries holds the necessary PRC operating licenses for the online businesses. The equity interests of Ronglian Yitong are legally held by Mr. Changxun Sun, the founder, chairman of board of directors and chief executive officer, Mr. Jianhong Zhou, the director of the Company, Lhasa Heye Investment Management Co., Ltd., and Beijing Hongshan Shengde Equity Investment Center (Limited Partnership) who act as nominee equity holders of the VIE on behalf of Anxun Guantong (Beijing) Technology Co., Ltd. (“Anxun Guantong” or “WFOE”), the Company’s wholly-owned subsidiary. A series of contractual agreements, including Powers of Attorney, Exclusive Business Cooperation Agreement, Equity Pledge Agreement, Exclusive Option Agreement and Spousal Consent Letter (collectively, the “VIE Agreements”), were entered among the Company, Anxun Guantong, Ronglian Yitong and its nominee equity holders.

Pursuant to the VIE Agreements, the Company is able to exercise effective control over, bears the risks of, enjoys substantially all of the economic benefits of the VIE, and has an exclusive option to purchase all or part of the equity interests in the VIE when and to the extent permitted by the PRC law at the lowest price possible. The Company’s management concluded that Ronglian Yitong is a VIE and the Company is its primary beneficiary. As such, the consolidated financial statements of the VIE are included in the consolidated financial statements of the Company.

The principal terms of the VIE Agreements are further described below.

1) Powers of Attorney

The Company and each of the equity holders of Ronglian Yitong entered into Powers of Attorney. Pursuant to the Powers of Attorney, the equity holders of Ronglian Yitong irrevocably appointed Anxun Guantong as their attorney-in-fact to exercise all equity holder rights, including, but not limited to, proposing, convening and attending in the equity holders’ meeting, appointing or removing directors, executive officers and senior management, disposing of all or part of the equity holder’s interests in Ronglian Yitong, casting the equity holders’ votes on matters requiring equity holders’ approval and doing all other acts in the capacity of the equity holders as permitted by Ronglian Yitong’s Memorandum and Articles of Association. In addition, the Company has a right to assign its rights and benefits under the Powers of Attorney to any other parties without an advance notice to the equity holders of Ronglian Yitong. The Powers of Attorney shall continue in force and be irrevocable as long as the equity holders of Ronglian Yitong remain as the equity holders of Ronglian Yitong.

2) Exclusive Business Cooperation Agreement

Anxun Guantong and Ronglian Yitong entered into an Exclusive Business Cooperation Agreement, whereby Anxun Guantong is appointed as the exclusive service provider for the provision of business support, technology and consulting services to Ronglian Yitong. Unless a written consent is given by Anxun Guantong, Ronglian Yitong is not allowed to engage a third party to provide such services, while Anxun Guantong is able to designate another party to render such services to Ronglian Yitong. Ronglian Yitong shall pay Anxun Guantong on a monthly basis a service fee, which shall be equal to 100% of the monthly net profits of Ronglian Yitong, and Anxun Guantong has the sole discretion to adjust the basis of calculation of the service fee amount according to service provided to Ronglian Yitong. Anxun Guantong owns the exclusive intellectual property rights, whether created by Anxun Guantong or Ronglian Yitong, as a result of the performance of the Exclusive Business Cooperation Agreement unless terminated in writing by Anxun Guantong. The Exclusive Business Cooperation Agreement may be extended if confirmed in writing by Anxun Guantong prior to the expiration thereof. The extended term shall be determined by Anxun Guantong, and Ronglian Yitong shall accept such extended term unconditionally.

3) Equity Pledge Agreement

An Equity Pledge Agreement was entered into by and among Anxun Guantong, Ronglian Yitong and equity holders of Ronglian Yitong. To guarantee payment from Ronglian Yitong, including but not limited to the service fee pursuant to the Exclusive Business Cooperation Agreement, and the performance of Ronglian Yitong and the nominee equity holders’ obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Powers of Attorney, the equity holders of Ronglian Yitong pledged their respective equity in Ronglian Yitong to Anxun Guantong under the Equity Pledge Agreement as collateral. In the event Ronglian Yitong fails to pay Anxun Guantong its service fee, Anxun Guantong will have the right to sell the pledged equity and apply the proceeds received to pay any outstanding service fees due by Ronglian Yitong to Anxun Guantong. The equity holders of Ronglian Yitong agree that, during the term of the Equity Pledge Agreement, they will not dispose of the pledged equity or create or allow any encumbrance on the pledged equity, and they also agree that Anxun Guantong’s rights relating to the equity pledges shall not be prejudiced by any legal actions of the equity holders of Ronglian Yitong , their successors or their designees. Except that the pledge of approximately 1.55% of the equity interests of VIE is subject to the registration in compliance with the PRC Property Rights Law, the equity pledge was registered with the relevant local administration for industry and commerce in October 2019 and may only be terminated upon the fulfillment of all contractual obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Powers of Attorney. During the term of the Equity Pledge Agreement, Anxun Guantong is entitled to receive dividends attributable to the pledged Ronglian Yitong equity.

4) Exclusive Option Agreement

Each of the equity holders of Ronglian Yitong entered into an Exclusive Option Agreement with Anxun Guantong, and Ronglian Yitong, pursuant to which the equity holders of Ronglian Yitong granted Anxun Guantong or other person upon the designation by Anxun Guantong, an irrevocable and exclusive option to purchase, at its discretion and to the extent permitted under the PRC law, all or part of the equity holders’ interests in Ronglian Yitong at the lowest price that the PRC law permits at the time unless a valuation of the equity is required by the PRC law. The equity holders of Ronglian Yitong commit that without the prior written consent of Anxun Guantong, the equity holders of Ronglian Yitong will not, among other things, (1) change or amend the Memorandum and Articles of Association , increase or decrease Ronglian Yitong’s registered capital, change its structure of registered capital in other manners; (2) sell, transfer, mortgage or dispose of in any manner any assets of Ronglian Yitong or legal or beneficial interest in the business or revenue of Ronglian Yitong, or allow the encumbrance thereon of any security interest; (3) incur, inherit, guarantee or suffer the existence of any debt, except for (i) debts incurred in the ordinary course of business other than through loans and (ii) debts disclosed to Anxun Guantong for which Anxun Guantong’s written consent has been obtained; (4) providing any person with any loan or credit or guarantee in any form; (5) cause or permit Ronglian Yitong to merge, consolidate with, acquire or invest in any person, and/or sell permit Ronglian Yitong to sell assets with a value of over RMB500,000; (6)in any manner distribute dividends to its shareholders; (7) create any pledge or encumbrance on their equity interests in Ronglian Yitong; (8) transfer or otherwise dispose of their equity interests in Ronglian Yitong and its equity holders shall appoint those individuals recommended by Anxun Guantong as directors of Ronglian Yitong. Ronglian Yitong shall provide operating and financial information to the Company at the request of Anxun Guantong and ensure the continuance of the business. The Exclusive Option Agreement will remain effective until all equity interests in Ronglian Yitong held by its equity holders are transferred or assigned to the Company or its designee. Ronglian Yitong and its equity holders shall not have any right to terminate the Exclusive Option Agreement.

5) Spousal Consent Letter

Pursuant to the Spousal Consent Letters executed by the spouse of the principal individual shareholder of the VIE, the signing spouse confirmed that she does not enjoy any right or interest in connection with the equity interests of the VIE. The spouse also irrevocably agreed that she would not claim in the future any right or interest in connection with the equity interests in the VIE held by her spouse.

Risks in relation to the VIE structure

In the opinion of the Company’s management, the VIE Agreements have resulted in the WFOE having the power to direct activities that most significantly impact the VIE, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIE at its discretion. The Company considers that it has the right to receive all the benefits and assets of the VIE. As the VIE was established as a limited liability company under the PRC law, its creditors do not have recourse to the general credit of the Company for the liabilities of the VIE, and the Company does not have the obligation to assume the liabilities of the VIE.

The Company has determined that the VIE Agreements are in compliance with the PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements; and if the equity holders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIE also depends on the rights provided to the Company under the Powers of Attorney to vote on all matters requiring equity holders’ approval in the respective VIE. As noted above, the Company believes these Powers of Attorney are legally enforceable but yet they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements among the Company, Anxun Guantong, the VIE and its respective equity holders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

●	revoke the business license and/or operating licenses of such entities;

●	discontinue or place restrictions or onerous conditions on the Group’s operations;

●	impose fines, confiscating the income from the VIE, or imposing other requirements with which the Group may not be able to comply;

●	require the Group to restructure its ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the Company’s ability to consolidate, derive economic interests from, or exert effective control over the VIE; or

●	restrict or prohibit our use of the proceeds of this offering to finance our business and operations in the PRC.

The imposition of any of the above restrictions or actions may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the VIE or the right to receive its economic benefits, the Company would no longer be able to consolidate the VIE. The Company’s management believes that the likelihood to lose the Company’s current ownership structure or the contractual arrangements with the VIE is remote based on the current facts and circumstances.

There is no VIE in which the Company has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIE.

The following consolidated assets and liabilities information of the Group’s VIE as of December 31, 2022 and 2023, and consolidated revenues, net loss and cash flow information for the years then ended, have been included in the accompanying consolidated financial statements:

	December 31,
	2022	2023
	RMB	RMB
Cash	82,750	106,603
Restricted cash	525	4,502
Accounts receivable - third parties, net	125,644	140,673
Accounts receivable - related parties, net*	30,113	50,144
Contract assets	50,838	26,107
Amounts due from related parties	211,453	117,764
Prepayments and other current assets	61,184	63,607
Total current assets	562,507	509,400
Long-term investments	58,530	54,049
Property and equipment, net	13,613	9,943
Operating lease right-of-use assets	14,039	11,094
Intangible assets, net	15,533	13,639
Goodwill	54,427	54,427
Other non-current assets	3,958	2,997
Total assets	722,607	655,549
Accounts payable	113,687	81,211
Contract liabilities	359,154	363,180
Amounts due to related parties**	1,977,866	2,217,392
Payable for business acquisition	8,915	-
Operating lease liabilities-current	8,871	7,775
Accrued expenses and other current liabilities	89,565	58,859
Total current liabilities	2,558,058	2,728,417
Operating lease liabilities-non current	4,977	1,942
Deferred income tax liabilities	1,285	857
Total liabilities	2,564,320	2,731,216

*	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB99 and RMB704 as of December 31, 2022, and 2023.

**	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB780 and RMB205 as of December 31, 2022 and 2023.

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues	639,139	636,320	553,910
Net loss	(699,152)	(544,042)	(232,856)
Net cash used in operating activities	(174,049)	(574,227)	(184,395)
Net cash provided by/ (used in) investing activities	(275,719)	26,940	(6,700)
Net cash provided by financing activities	579,690	437,759	218,926
Net increase / (decrease) in cash and restricted cash	129,922	(109,528)	27,831
Cash and restricted cash at the beginning of the year	62,881	192,803	83,275
Cash and restricted cash at the end of the year	192,803	83,275	111,106

In accordance with VIE Agreements, WFOE has the power to direct the activities of the VIE. Therefore, the Company considers that there are no assets in the VIE that can be used only to settle obligations of the VIE, except for restricted cash of RMB525 and RMB4,502 as of December 31, 2022 and 2023, respectively. The creditors of VIEs do not have recourse to the general credit of WFOE.